Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
Schedule of Stock Options Activities

The following table sets forth the stock options activities for the years ended December 31, 2022, 2023 and 2024:

	Number of shares*	Weighted average exercise price*	Weighted average remaining contractual term (in years)	Weighted average grant date fair value*
		US$		US$
Outstanding as of January 1, 2022	23,139	0.0005625	4.02	2,475.00
-Exercised	(8,784)	0.0005625
-Forfeited	(1,176)	0.0005625
Outstanding as of December 31, 2022	13,179	0.0005625	2.69	3,318.75
-Exercised	(988)	0.0005625
-Forfeited	(509)	0.0005625
Outstanding as of December 31, 2023	11,682	0.0005625	1.85	2,925.00
-Exercised	(89)	0.0005625
-Forfeited	(16)	0.0005625
Outstanding as of December 31, 2024	11,577	0.0005625	1.21	2,899.69
Exercisable as of December 31, 2024	11,577	0.0005625	1.21	2,899.69

*	Retrospectively restated to reflect the Share Consolidation.

Schedule of Fair value Assumptions

Options granted to Grantees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

	2019	2021
Expected volatility	60%	48.56%
Risk-free interest rate (per annum)	2.8%	1.25%
Exercise multiple	2.2%	2.2%
Expected dividend yield	0%	0%
Contractual term (in years)	5	5